SUBSIDIARIES (Parenthetical) (Details) - USD ($)						12 Months Ended
	Dec. 31, 2020	Dec. 01, 2020	Sep. 30, 2020	Jul. 03, 2020	Feb. 14, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of subsidiaries [line items]
Cash flows used in obtaining control over subsdiaries						$ 28,313,000	$ 0	$ 0
IVS Bulk Pte. Ltd. [member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in joint ventures		66.75%			33.50%	33.50%	33.50%
Proportion of ownership interest in subsdiary	68.86%	68.86%			66.75%
Cash flows used in obtaining control over subsdiaries		$ 4,000,000
Additional controlling interest obtained percentage				35.00%
Island Bulk Carriers Pte Ltd [Member]
Disclosure of subsidiaries [line items]
Additional controlling interest obtained percentage			2.11%